TYPE:	13F-HR
PERIOD	12/31/2005
FILER
   CIK	0000860862
   CCC	iz#hzso5
SUBMISSION - CONTACT
   NAME	A. CIAPPINA, ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Train, Babcock Advisors LLC
Address: 	667 MADISON AVENUE
		NEW YORK, NY  10021

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANTONINO CIAPPINA, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]



                    		Form 13 F Information Table

OLUMN 1   COLUMN 2   COLUMN 3 COLUMN 4   COLUMN 5         COLUMN 6  COLUMN 7   COLUMN 8

  NAME      TITLE      CUSIP    VALUE    SHRS OR-SH/-PUT/  INVESTMEMT  OTHER      VOTING
OF ISSUER  OF CLASS	                 PRN AMT-PRN-CALL  DISCRETION  MAN.    AUTHORITY
								             SOLE/SHARED
						                                or NONE
----------------------------------------------------------------------------------------


3M Co.	     COMMON 88579Y101  1,201,250.00  15,500.00	     SOLE             15,500.00 SOLE

ABBOTT 	     COMMON 002824100    730,244.00  18,520.00	     SOLE 	      18,520.00	SOLE
    LABORATORIES

AETNA INC.   COMMON 00817Y108 31,998,911.00 339,295.00	     SOLE	     318,895.00	SOLE
									      20,400.00 NONE

ALCOA INC.   COMMON 013817101	 206,990.00   7,000.00	     SOLE	       7,000.00	SOLE

ALTRIA 	     COMMON 02209S103	 709,840.00   9,500.00	     SOLE	       9,500.00	SOLE
    GROUP, INC.

AMERICAN     COMMON 026874107  1,374,767.00  20,149.00	     SOLE             19,212.00 SOLE
    INTERNATIONAL GRO                                                            937.00 NONE

APPLE	      OTC   037833100	 877,058.00  12,200.00	     SOLE	      12,200.00	SOLE
    COMPUTER INC

ARCHSTONE-   COMMON 039583109	 894,519.00  21,354.00	     SOLE	      19,854.00	SOLE
    SMITH TRUST								       1,500.00	NONE

AUTOMATIC    COMMON 053015103	 263,925.00   5,750.00	     SOLE	       5,750.00	SOLE
    DATA PROCESSING

AVERY 	     COMMON 053611109	 284,641.00   5,150.00	     SOLE	       5,150.00	SOLE
    DENNISON CORP

BAKER 	     COMMON 057224107	 306,392.00   5,041.00	     SOLE              5,041.00	SOLE
    HUGHES INC

BANK OF      COMMON 060505104	 429,564.00   9,308.00	     SOLE	       9,308.00	SOLE
    AMERICA CORPORATION

BERKSHIRE    COMMON 084670108  2,747,220.00	 31.00	     SOLE	           8.00 SOLE
    HATHAWAY INC-CL								  23.00	NONE

BERKSHIRE    COMMON 084670207  1,109,619.00 	378.00	     SOLE 		 360.00	SOLE
    HATHAWAY INC-CL                                                               18.00	NONE

BIOMET INC   OTC    090613100 13,114,917.00 358,625.00       SOLE            338,675.00 SOLE
                                                                              19,950.00 NONE

BP PLC 	     COMMON 055622104  3,856,732.00  60,055.00	     SOLE             58,455.00 SOLE
    SPONS ADR								       1,600.00	NONE

BRISTOL      COMMON 110122108	 504,595.00  21,958.00	     SOLE   	      21,958.00	SOLE
    -MYERS SQUIBB CO

CADBURY      COMMON 127209302	 892,157.00  23,300.00	     SOLE	      23,300.00	SOLE
    SCHWEPPES PLC ADR

CAPITAL      COMMON 14040H105	 347,760.00   4,025.00	     SOLE	       4,025.00	SOLE
    ONE FINL CORP

CAREMARK     COMMON 141705103 22,570,600.00 435,810.00	     SOLE	     411,710.00	SOLE
    RX INC                                                                    24,100.00 NONE

CHEVRON      COMMON 166764100    942,325.00  16,599.00	     SOLE	      16,599.00	SOLE
    CORPORATION

CISCO 	      OTC   17275R102	 366,368.00  21,400.00	     SOLE 	      20,150.00	SOLE
    SYSTEMS INC.							       1,250.00 NONE

CITIGROUP,   COMMON 172967101 25,175,811.00 518,768.00	     SOLE	     489,768.00	SOLE
    INC.                                                                      29,000.00 NONE

COACH INC    COMMON 189754104    933,520.00  28,000.00	     SOLE             28,000.00	SOLE

COCA COLA CO COMMON 191216100    790,076.00  19,600.00	     SOLE	      16,900.00 SOLE
									       2,700.00	NONE

COLGATE      COMMON 194162103	 330,471.00   6,025.00	     SOLE	       6,025.00	SOLE
    PALMOLIVE CO

COMPUTER     COMMON 204912109	 225,520.00   8,000.00	     SOLE	       8,000.00	SOLE
    ASSOC INTL INC

COMPUTER     COMMON 205363104	 240,236.00   4,744.00	     SOLE 	       4,744.00	SOLE
    SCIENCES CORP

DELL INC     COMMON 24702R101    438,528.00  14,642.00	     SOLE	      14,142.00	SOLE
                                                                                 500.00 NONE

DOLLAR TREE  COMMON 256747106	 485,982.00  20,300.00	     SOLE             20,300.00	SOLE
    STORES INC

DOVER CORP   COMMON 260003108	 206,742.00   5,106.00	     SOLE              5,106.00	SOLE

DUQUESNE     PREFER 266228832	 258,900.00  10,000.00	     SOLE 	      10,000.00	SOLE
    LIGHT COMPANY

EDUCATION    COMMON 28139T101	 402,120.00  12,000.00	     SOLE             12,000.00	SOLE
    MANAGEMENT CORPO

EMC          COMMON 268648102	 433,116.00  31,800.00	     SOLE	      29,800.00	SOLE
    CORP/MASS								       2,000.00 NONE

EMERSON      COMMON 291011104	 283,860.00   3,800.00	     SOLE	       3,800.00	SOLE
    ELEC CO

EXXON 	     COMMON 30231G102  9,934,395.00 176,863.00	     SOLE	     176,863.00	SOLE
    MOBIL CORPORATION							       3,000.00	NONE

FIRST DATA   COMMON 319963104 30,641,313.00 712,423.00	     SOLE 	     682,323.00	SOLE
    CORP								      30,100.00 NONE

FLEET 	     PREFER 33889Y201	 355,288.00  14,645.00	     SOLE 	      14,645.00	SOLE
    CAPITAL TRUST IX

GANNETT      COMMON 364730101	 208,967.00   3,450.00	     SOLE 	       3,450.00	SOLE
    INC DEL

GENERAL      COMMON 369604103  5,758,259.00 164,287.00	     SOLE   	     156,447.00	SOLE
    ELECTRIC CO							               7,840.00	NONE

GRAHAM-FIELD COMMON 384632105	       1.00  10,500.00	     SOLE	      10,500.00	SOLE
    HEALTH PRODUC

GUIDANT CORP COMMON 401698105  1,489,250.00  23,000.00	     SOLE 	      23,000.00	SOLE

HARTE-HANKS, COMMON 416196103 19,222,159.00 728,388.00	     SOLE	     692,488.00	SOLE
    INC.								      35,900.00 NONE

HSBC         COMMON 404280406	 206,647.00   2,568.00	     SOLE              2,568.00	SOLE
    HOLDINGS PLC - ADS

HUBBELL      COMMON 443510201	 229,616.00   5,089.00	     SOLE              5,089.00	SOLE
    HARVEY INC CLASS B

ING GROEP NV COMMON 456837103 	 300,392.00   8,627.00	     SOLE	       8,627.00	SOLE

INTEL CORP    OTC   458140100  1,104,205.00  44,239.00	     SOLE  	      42,239.00	SOLE
									       2,000.00 NONE

INTERNATIONAL COMMON 459200101 1,377,836.00  16,762.00	     SOLE	      16,762.00	SOLE
    BUSINESS MAC

iSHARES      GOVT I 464287457	 261,244.00   3,257.00	     SOLE 	       3,257.00	SOLE
    LEHMAN 1-3 YR TREA

JOHNSON      COMMON 478160104  6,019,195.00 100,153.00	     SOLE 	      93,953.00	SOLE
    & JOHNSON								       6,200.00	NONE

JPMORGAN     COMMON 46625H100    978,359.00  24,650.00	     SOLE	      24,650.00	SOLE
    CHASE & COMPANY

KONINKLIJKE  COMMON 500472303	 332,304.00  10,685.00	     SOLE	      10,685.00	SOLE
    PHILIPS ELEC.

LAUREATE     COMMON 518613104 21,473,439.00 408,940.00	     SOLE	     388,165.00 SOLE
    EDUCATION INC.							      20,775.00 NONE

MBNA CORP    COMMON 55262L100 15,941,476.00 587,163.00	     SOLE	     564,613.00	SOLE
									      22,550.00 NONE

MCGRAW HILL  COMMON 580645109	 753,798.00  14,600.00	     SOLE	      14,600.00	SOLE
    INC

MEDTRONIC    COMMON 585055106  2,518,688.00  43,750.00	     SOLE	      41,550.00	SOLE
    INC									       2,200.00 NONE

MERCK & CO   COMMON 589331107  1,869,442.00  58,769.00	     SOLE 	      58,769.00	SOLE
    INC

MICROSOFT     OTC   594918104  2,380,539.00  91,034.00	     SOLE 	      89,394.00	SOLE
    CORP								       1,640.00 NONE

MOHAWK 	     COMMON 608190104 26,292,749.00 302,285.00	     SOLE            286,085.00	SOLE
    INDUSTRIES INC							      16,200.00 NONE

PFIZER INC   COMMON 717081103  3,896,515.00 167,089.00	     SOLE            162,429.00	SOLE
									       4,660.00 NONE

PPG INDS INC COMMON 693506107	 347,400.00   6,000.00	     SOLE 	       6,000.00	SOLE

PROCTER      COMMON 742718109  1,738,252.00  30,032.00	     SOLE    	      30,032.00	SOLE
    & GAMBLE COMPANY

PROLOGIS     COMMON 743410102  1,312,598.00  28,095.00	     SOLE	      28,095.00	SOLE

QUEST 	     COMMON 74834L100 13,721,737.00 266,545.00	     SOLE	     254,645.00	SOLE
    DIAGNOSTICS INC							      11,900.00 NONE

REALTY 	     COMMON 756109104    360,838.00  16,690.00	     SOLE 	      16,690.00	SOLE
    INCOME CORPORATION

ROYAL DUTCH  COMMON 780259206  3,643,774.00  59,258.00	     SOLE	      59,258.00	SOLE
    SHELL PLC

S&P 	     COMMON 78462F103	 500,157.00   4,017.00	     SOLE	       4,017.00	SOLE
    DEPOSITORY RECEIPTS

SABA         COMMON 784932600	  40,800.00  10,000.00	     SOLE 	      10,000.00	SOLE
    SOFTWARE INC.

SARA LEE     COMMON 803111103	 333,018.00  17,620.00	     SOLE 	      17,620.00	SOLE
    CORP

SCHERING     COMMON 806605101	 292,004.00  14,005.00	     SOLE 	      14,005.00	SOLE
    PLOUGH CORP

SCHLUMBERGER COMMON 806857108	 510,038.00   5,250.00	     SOLE	       5,250.00 SOLE
    LTD

SCHWAB 	     COMMON 808513105	 152,627.00  10,404.00	     SOLE 	      10,404.00 SOLE
    (CHARLES) CORP.

SIONIX 	      OTC   829400100	   2,800.00 200,000.00	     SOLE	     200,000.00 SOLE
    CORPORATION

SOLECTRON    COMMON 834182107	  47,580.00  13,000.00	     SOLE	      13,000.00 SOLE
    CORP

ST PAUL      COMMON 792860108	 352,312.00   7,887.00	     SOLE 	       7,887.00 SOLE
    TRAVELERS COMPANIE

STATE 	     COMMON 857477103 42,451,939.00 767,351.00	     SOLE	     733,551.00 SOLE
    STREET CORP    							      33,800.00 NONE

SUNCOR ENERGY COMMON 867229106 1,262,600.00  20,000.00	     SOLE             20,000.00 SOLE

TANDY 	      OTC   875378101	 128,976.00  10,757.00	     SOLE             10,757.00 SOLE
    BRANDS ACCESSORIES I

TARGET CORP  COMMON 87612E106	 274,850.00   5,000.00	     SOLE	       5,000.00 SOLE

THE CORPORATE  OTC  21988R102	 224,250.00   2,500.00	     SOLE 	           0.00	SOLE
    EXECUTIVE BO							       2,500.00	NONE

THE HERSHEY  COMMON 427866108	 436,475.00   7,900.00 	     SOLE  	       7,900.00 SOLE
    COMPANY

THE HOME     COMMON 437076102	 759,607.00  18,765.00	     SOLE	      10,340.00 SOLE
    DEPOT INC.								       8,425.00 NONE

THE J.M.     COMMON 832696405  6,644.836.00 151,019.00       SOLE	     140,784.00 SOLE
    SMUCKER COMPANY							      10,235.00 NONE

THE RYLAND  COMMON 783764103  26,740,755.00 370,730.00	     SOLE 	     351,710.00 SOLE
    GROUP INC.								      19,020.00 NONE

THE WALT     COMMON 254687106  2,679,151.00 111,771.00	     SOLE	     105,371.00 SOLE
    DISNEY COMPANY							       6,400.00 NONE

TIFFANY & CO COMMON 886547108  8,474,726.00 221,330.00	     SOLE 	     207,280.00 SOLE
									      14,050.00 NONE

U.S. BANCORP COMMON 902973304	 211,651.00   7,081.00	     SOLE 	       7,081.00	SOLE

UNILEVER N V COMMON 904784709	 411,900.00   6,000.00	     SOLE	       6,000.00 SOLE


WACHOVIA CORP COMMON 929903102	 270,590.00   5,119.00	     SOLE 	       5,119.00 SOLE

WALGREEN     COMMON 931422109	 646,816.00  14,614.00	     SOLE	      14,614.00 SOLE
    COMPANY

WAL-MART     COMMON 931142103	 953,784.00  20,380.00	     SOLE 	      19,080.00 SOLE
    STORES INC							               1,300.00	NONE

WILLIS 	     COMMON G96655108 11,931,805.00 323,005.00	     SOLE	     306,305.00 SOLE
    GROUP HOLDINGS LTD							      16,700.00 NONE

WRIGLEY      COMMON 982526105	 531,920.00   8,000.00	     SOLE 	       8,000.00 SOLE
    WM JR CO

WYETH	     COMMON 983024100	 677,229.00  14,700.00	     SOLE	      13,700.00 SOLE
									       1,000.00 NONE



    totalS       94          398,641,147.00  8,591,774.00




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